Acquisitions (Narrative) (Details) (USD $)				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 28, 2011	Dec. 31, 2011 NBCUniversal [Member]	Jan. 28, 2011 NBCUniversal [Member]	Dec. 31, 2011 Universal Orlando [Member]
Business Acquisition [Line Items]
Ownership Percentage In New Company		51.00%
GE ownership percentage in new company formed in connection with the NBC Universal transaction	49.00%	49.00%
Cash paid to acquire entity including transaction related costs			$ 6,200,000,000
Percentage adjustment factor to determine redemption and purchase price for noncontrolling investors interest			120.00%
Amount used for determining redemption and purchase price			28,400,000,000
Cash or common stock funding commitment for each of the two GE redemption rights			2,875,000,000
Aggregate cash or common stock funding commitment for noncontrolling investor redemption rights			5,750,000,000
Deferred income tax liabilities					35,000,000
Deferred Tax On Exchange Transaction			576,000,000
Contingent consideration	587,000,000	583,000,000			590,000,000
Remaining equity interest acquired						50.00%
Total cost of acquired entity					6,120,000,000	1,019,000,000
Carrying value of our investment	1,164,000,000	4,880,000,000				1,000,000,000
Revenue attributable to acquired company				14,500,000,000		712,000,000
Net income (loss) attributable to acquired company				$ 493,000,000		$ 42,000,000